Post-employment Benefits - Funded status (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Post-employment pension plans.
Underfunded (overfunded) status of the plan assets	$ 716,095	$ 520,473	$ 407,179
Pensions
Post-employment pension plans.
Underfunded (overfunded) status of the plan assets	733,294	684,733
Seniority Premiums
Post-employment pension plans.
Underfunded (overfunded) status of the plan assets	$ (17,199)	$ (164,260)